Property, equipment and software, net	12 Months Ended
Dec. 31, 2021
Property, equipment and software, net
Property, equipment and software, net

6. Property, equipment and software, net

Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Cabinets	856,218	1,059,963
Power banks	536,654	675,611
Construction in progress	112,521	103,157
Software	2,939	14,982
Production tools	9,574	9,625
Computer and electronic equipment	2,908	4,543
Leasehold improvements	2,428	3,722
Others	567	816
Subtotal	1,523,809	1,872,419
Less: Accumulated depreciation	(560,356)	(927,193)
Property, equipment and software, net	963,453	945,226

For the years ended December 31, 2019, 2020 and 2021, depreciation and amortization expense were RMB194,157, RMB343,381 and RMB396,906, respectively.

The summary of the leased cabinets under capital leases is as below:

	As of December 31,
	2020	2021
	RMB	RMB
Cabinets	170,968	173,663
Less: Accumulated depreciation	(50,526)	(70,621)
	120,442	103,042